Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - AUD ($)		Dec. 31, 2025	Jun. 30, 2025
Current assets
Current assets		$ 108,955	$ 522,555
Non-current assets
Non-current assets		264,253	274,348
Prepayments and other assets		373,208	796,903
Prepaid Expenses [Member]
Current assets
Current assets		24,256	266,540
Advance for equipment [Member]
Current assets
Current assets		19,838	19,838
Prepayment [Member]
Current assets
Current assets		33,088	33,088
Insurance [Member]
Current assets
Current assets	[1]		171,316
Advance payments to vendors for supply of raw materials [Member]
Current assets
Current assets		31,773	31,773
Security deposits [Member]
Non-current assets
Non-current assets		84,510	94,605
Other deposits [Member]
Non-current assets
Non-current assets		$ 179,743	$ 179,743

[1]	A majority of Insurance consists of D&O insurance